Segmented information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 20,910	$ 30,042
Cost of goods sold	6,587	10,027
Gross margin	$ 14,323	$ 20,015
Gross margin %	68.00%	67.00%
Europe [Member]
Revenue	$ 10,572	$ 14,308
Cost of goods sold	3,191	5,037
Gross margin	$ 7,381	$ 9,271
Gross margin %	70.00%	65.00%
Rest Of World [Member]
Revenue	$ 10,338	$ 15,734
Cost of goods sold	3,396	4,990
Gross margin	$ 6,942	$ 10,744
Gross margin %	67.00%	68.00%